Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan

15.     Employee Benefit Plan

We have a 401(k) plan covering substantially all of our employees. Under our 401(k) plan, employees may elect to make contributions to the plan up to a maximum of 60% of their compensation, subject to limits under the Code. We match 50% of our employee’s contributions, up to 3% of the employee’s compensation. Our aggregate matching contributions each year have been immaterial to our results of operations.